Equity Incentive Plan - Schedule of Additional Information on Stock Option Grants And Vesting (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
2016 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total fair value of stock options granted				$ 2,492
Total fair value of options vested				1,439
2019 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total fair value of stock options granted	$ 2,293	$ 9,241	$ 9,241	$ 974
Total fair value of options vested	$ 369		$ 2,711